Property and Equipment, Net - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 7,573	$ 7,142	$ 7,095
Less: accumulated depreciation and amortization	(5,706)	(5,234)	(4,286)
Total property and equipment, net	1,867	1,908	2,809
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,996	5,568	5,555
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	182	182	182
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,011	1,008	973
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	35	35	36
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 349	$ 349	$ 349